Annual Total Returns - Templeton International Bond Fund [BarChart] - Templeton Income Trust-25 - Templeton International Bond Fund - Class A	May 01, 2021
Bar Chart Table:
Annual Return 2011	(1.30%)
Annual Return 2012	13.10%
Annual Return 2013	(0.33%)
Annual Return 2014	(2.62%)
Annual Return 2015	(5.91%)
Annual Return 2016	6.89%
Annual Return 2017	2.25%
Annual Return 2018	1.82%
Annual Return 2019	1.86%
Annual Return 2020	(5.66%)